Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 1,035,925	$ 1,167,980
Grant funds receivable	266,248	183,515
Prepaid expenses and other current assets	42,301	66,508
Total current assets	1,344,474	1,418,003
Property and equipment, net of accumulated depreciation and amortization	102,486	176,206
Other assets:
Licenses, net of accumulated amortization of $228,856 and $208,933 at December 31, 2012 and 2011 respectively	20,000	39,923
Deposits and other assets	11,010	11,010
Total other assets	31,010	50,933
Total assets	1,477,970	1,645,142
Current liabilities:
Accounts payable	163,788	138,339
Accrued expenses	33,877	125,869
Amounts payable to Emory University (a related party)	129,370	677,327
Total current liabilities	327,035	941,535
Commitments (Note 4)
Stockholders’ equity:
Preferred stock, $.01 par value, 10,000,000 shares authorized; Series A Convertible Preferred Stock, $1,000 stated value; 788 and -0- shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	312,196
Common stock, $.001 par value, 40,000,000 shares authorized; 18,733,277 and 16,442,611 shares issued and outstanding at December 31, 2012 and 2011, respectively	18,733	16,443
Additional paid-in capital	25,587,148	23,319,166
Deficit accumulated during the development stage	(24,767,142)	(22,632,002)
Total stockholders’ equity	1,150,935	703,607
Total liabilities and stockholders’ equity	$ 1,477,970	$ 1,645,142